Note 4 - Loans - Summary of Loan, ECL, and EL amounts by lending asset category (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Notional amount	$ 2,442,204		$ 2,096,308	$ 1,824,303
ECL allowance	$ 1,533		$ 1,453	1,636
EL %	0.06%		0.07%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,386,850		$ 2,030,956
ECL allowance	$ 1,431		$ 1,316	1,407
EL %	0.06%		0.06%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 55,354		$ 65,352
ECL allowance	$ 102		$ 137	229
EL %	0.18%		0.21%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0		$ 0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 1,610,336		$ 1,279,576	1,067,135
ECL allowance	$ 40	$ 36	$ 45	49	$ 72	$ 137
EL %	0.28%		0.17%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 1,607,427		$ 1,277,011
ECL allowance	$ 40	36	$ 45	49	72	137
EL %	0.28%		0.17%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,909		$ 2,565
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 782,274		$ 757,576	686,909
ECL allowance	$ 419	370	$ 275	238	207	215
EL %	0.03%		0.02%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 730,015		$ 694,869
ECL allowance	$ 419	370	$ 275	238	207	215
EL %	0.03%		0.02%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 52,259		$ 62,707
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 14,065		$ 26,569	34,897
ECL allowance	$ 1,049	1,045	$ 1,114	1,308	1,513	1,366
EL %	0.13%		0.15%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 14,065		$ 26,569
ECL allowance	$ 948	949	$ 980	1,079	1,346	1,174
EL %	0.13%		0.14%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 101	96	$ 134	229	167	192
EL %	0.19%		0.21%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 35,529		$ 32,587	35,362
ECL allowance	$ 25	4	$ 19	41	40	57
EL %	0.07%		0.06%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 35,343		$ 32,507
ECL allowance	$ 24	4	$ 16	41	40	57
EL %	0.07%		0.05%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 186		$ 80
ECL allowance	$ 1	0	$ 3	0	0	0
EL %	0.54%		3.75%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
EL %	0.00%		0.00%